UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-07810
Exact name of registrant as specified in charter:	Delaware Investments® Colorado Municipal Income Fund, Inc.
Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103
Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103
Registrant’s telephone number, including area code:	(800) 523-1918
Date of fiscal year end:	March 31
Date of reporting period:	June 30, 2017

Item 1. Schedule of Investments.

Schedule of investments

Delaware Investments® Colorado Municipal Income Fund, Inc.
June 30, 2017 (Unaudited)

	Principal	Value
	Amount°	(US $)
Municipal Bonds – 140.88%
Corporate-Backed Revenue Bonds – 4.85%
Public Authority for Colorado
Energy Revenue
6.25% 11/15/28	865,000	$1,094,978
Public Authority of Colorado
Energy Natural Gas
Revenue
Series 2008
6.50% 11/15/38	1,750,000	2,459,643
		3,554,621
Education Revenue Bonds – 23.97%
Colorado Educational &
Cultural Facilities Authority
Revenue
144A 5.00% 7/1/36 #	500,000	511,585
5.125% 11/1/49	765,000	777,684
144A 5.25% 7/1/46 #	500,000	514,220
(Academy Charter School
Project)
5.50% 5/1/36 (SGI)	1,720,000	1,725,366
(Alexander Dawson
School-Nevada Project)
5.00% 5/15/29	760,000	901,998
(Charter School - Atlas
Preparatory School) 144A
5.25% 4/1/45 #	700,000	692,874
(Charter School -
Community Leadership
Academy) 7.45% 8/1/48	500,000	580,645
(Charter School - Peak to
Peak Charter)
5.00% 8/15/34	1,000,000	1,093,170
(Improvement - Charter
School - University Lab
School Building) 144A
5.00% 12/15/45 #	500,000	505,300
(Johnson & Wales
University) Series A
5.25% 4/1/37	900,000	1,009,251
(Liberty Charter School)
Series A 5.00% 1/15/44	1,000,000	1,079,730
(Littleton Charter School
Project)
4.375% 1/15/36 (AGC)	1,200,000	1,202,292
(Loveland Classical
Schools) 144A
5.00% 7/1/36 #	625,000	637,531
(Skyview Charter School)
144A 5.50% 7/1/49 #	750,000	768,143
(Student Housing - Campus
Village Apartments)
5.00% 6/1/23	1,065,000	1,103,095
(Vail Mountain School
Project) 4.00% 5/1/46	25,000	24,787
(Windsor Charter Academy
Project) 144A
5.00% 9/1/46 #	500,000	494,165
Colorado School of Mines
Series B 5.00% 12/1/42	2,500,000	2,776,050
Colorado State Board of
Governors
(University Enterprise
System) Series A
5.00% 3/1/39	10,000	10,585
University of Colorado
Series A 5.00% 6/1/33	1,000,000	1,149,200
		17,557,671
Electric Revenue Bonds – 2.85%
Platte River Power Authority
Revenue
Series JJ 5.00% 6/1/27	1,700,000	2,090,813
		2,090,813
Healthcare Revenue Bonds – 38.71%
Aurora Hospital Revenue
(Children’s Hospital
Association Project)
Series A 5.00% 12/1/40	2,000,000	2,153,360
Colorado Health Facilities
Authority Revenue
(Catholic Health Initiatives)
Series A 5.00% 7/1/39	750,000	768,653
Series A 5.00% 2/1/41	2,400,000	2,474,496
Series A 5.25% 2/1/33	1,625,000	1,711,596
Series A 5.25% 1/1/45	1,000,000	1,056,640
Series D 6.125% 10/1/28	750,000	792,817
(Christian Living
Community Project)
6.375% 1/1/41	615,000	669,360
(Covenant Retirement
Communities Inc.)
5.00% 12/1/35	1,000,000	1,087,790
Series A 5.75% 12/1/36	1,000,000	1,133,860

(continues)     NQ-OV2 [6/17] 8/17 (239973) 1

Schedule of investments

Delaware Investments® Colorado Municipal Income Fund, Inc. (Unaudited)

	Principal	Value
	Amount°	(US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Colorado Health Facilities
Authority Revenue
(Evangelical Lutheran Good
Samaritan Society)
5.00% 6/1/28	1,250,000	$1,362,037
5.50% 6/1/33	2,000,000	2,180,860
5.625% 6/1/43	1,000,000	1,075,590
(Healthcare Facilities -
American Baptist)
8.00% 8/1/43	500,000	571,245
(Mental Health Center of
Denver Project) Series A
5.75% 2/1/44	1,500,000	1,676,370
(National Jewish Health
Project) 5.00% 1/1/27	500,000	527,580
(NCMC Project)
4.00% 5/15/32	1,000,000	1,070,940
(Sisters of Charity of
Leavenworth Health
System) Series A
5.00% 1/1/40	4,000,000	4,281,400
(Sunny Vista Living Center)
Series A 144A
6.25% 12/1/50 #	505,000	535,456
(Vail Valley Medical Center
Project) 5.00% 1/15/35	1,250,000	1,427,013
Frasier Meadows
Retirement Community
Project Series A
5.25% 5/15/37	265,000	282,432
Denver Health & Hospital
Authority Health Care
Revenue
(Recovery Zone Facilities)
5.625% 12/1/40	750,000	808,695
University of Colorado
Hospital Authority Revenue
Series A 6.00% 11/15/29	650,000	711,367
		28,359,557
Lease Revenue Bonds – 7.26%
Aurora Certificates of
Participation
Series A 5.00% 12/1/30	630,000	680,602
Colorado Building Excellent
Schools Today
Certificates of Participation
Series G 5.00% 3/15/32	2,000,000	2,232,500
Pueblo County Certificates of
Participation
(County Judicial Complex
Project)
5.00% 9/15/42 (AGM)	1,250,000	1,387,487
State of Colorado Department
of Transportation
Certificates of Participation
5.00% 6/15/34	340,000	391,337
5.00% 6/15/36	545,000	624,532
		5,316,458
Local General Obligation Bonds – 14.05%
Adams & Weld Counties
School District No 27J
Brighton
4.00% 12/1/30	700,000	766,038
Adams 12 Five Star Schools
5.00% 12/15/25	250,000	308,427
Arapahoe County School
District No. 1 Englewood
4.00% 12/1/31	500,000	541,595
Beacon Point Metropolitan
District
5.00% 12/1/30 (AGM)	600,000	685,962
Denver City & County
(Better Denver & Zoo)
Series A 5.00% 8/1/25	650,000	701,473
Denver International Business
Center
Metropolitan District No. 1
5.00% 12/1/30	650,000	673,121
Eaton Area Park & Recreation
District
5.25% 12/1/34	190,000	205,827
5.50% 12/1/38	245,000	267,194
Garfield Pitkin & Eagle
Counties School District
No. RE-1 Roaring Fork
4.00% 12/15/31	700,000	769,510
Jefferson County School
District No. R-1
5.25% 12/15/24	750,000	928,447
Pueblo County School District
No. 70
5.00% 12/1/31	250,000	282,030
Rangely Hospital District
6.00% 11/1/26	750,000	863,813

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(Unaudited)

	Principal	Value
	Amount°	(US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Sierra Ridge Metropolitan
District No. 2
Series A 5.50% 12/1/46	500,000	$509,815
Weld County School District
No. RE-1
5.00% 12/15/30 (AGM)	500,000	596,865
Weld County School District
No. RE-3J
5.00% 12/15/34	1,000,000	1,178,050
Weld County School District
No. RE-8
5.00% 12/1/31	510,000	612,612
5.00% 12/1/32	340,000	406,212
		10,296,991
Pre-Refunded/Escrowed to Maturity Bonds – 11.65%
Adams & Arapahoe Counties
Joint School District No.
28J (Aurora)
6.00% 12/1/28-18§	600,000	642,684
Arapahoe County School
District No. 1 Englewood
5.00% 12/1/31-21§	2,500,000	2,899,475
Colorado Health Facilities
Authority Revenue
(Total Long-Term Care)
Series A
6.00% 11/15/30-20§	400,000	462,772
Colorado State Board of
Governors
Series A 5.00% 3/1/39-19§	175,000	186,408
University of Colorado
5.00% 6/1/31-21§	3,085,000	3,531,214
Series A
5.375% 6/1/38-19§	750,000	811,020
		8,533,573
Special Tax Revenue Bonds – 27.44%
Canyons Metropolitan District
No 5
Series A 6.125% 12/1/47	500,000	502,900
Central Platte Valley
Metropolitan District
5.00% 12/1/43	375,000	386,704
Commerce City
5.00% 8/1/44 (AGM)	1,000,000	1,119,340
Denver Convention Center
Hotel Authority Revenue
5.00% 12/1/40	1,340,000	1,500,063
Fountain Urban Renewal
Authority Tax Increment
Revenue
(Academy Highlands
Project) Series A
5.50% 11/1/44	1,405,000	1,474,477
Guam Government Business
Privilege Tax Revenue
Series A 5.125% 1/1/42	435,000	457,268
Series A 5.25% 1/1/36	565,000	599,815
Regional Transportation
District Revenue
Series A 5.375% 6/1/31	460,000	505,213
Series B 5.00% 11/1/33	935,000	1,125,375
(Denver Transit Partners)
6.00% 1/15/41	2,175,000	2,402,309
(FasTracks Project)
Series A
4.50% 11/1/36 (AGM)	1,500,000	1,518,615
Series A 5.00% 11/1/30	330,000	398,152
Series A 5.00% 11/1/38	4,085,000	4,527,079
Series A 5.00% 11/1/31	755,000	905,706
Solaris Metropolitan District
No. 3
(Limited Tax Convertible)
Series A 5.00% 12/1/46	500,000	518,405
Sterling Ranch Community
Authority Board
Series A 5.75% 12/1/45	525,000	529,048
Tallyns Reach Metropolitan
District No. 3
(Limited Tax Convertible)
5.125% 11/1/38	295,000	308,210
Thornton Development
Authority
(East 144th Avenue & I-25
Project)
Series B 5.00% 12/1/35	265,000	297,950
Series B 5.00% 12/1/36	440,000	493,781
Virgin Islands Public Finance
Authority
(Matching Fund Senior
Lien)
5.00% 10/1/29 (AGM)	500,000	530,430
		20,100,840

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Schedule of investments

Delaware Investments® Colorado Municipal Income Fund, Inc. (Unaudited)

	Principal	Value
	Amount°	(US $)
Municipal Bonds (continued)
Transportation Revenue Bonds – 9.38%
Colorado High Performance
Transportation Enterprise
Revenue
(Senior U.S. 36 & I-25
Managed Lanes)
5.75% 1/1/44 (AMT)	1,110,000	$1,197,479
C-470 Express Lanes
5.00% 12/31/56	1,000,000	1,091,210
Denver City & County Airport
System Revenue
Series A 5.25% 11/15/36	750,000	819,563
Series B 5.00% 11/15/28	1,000,000	1,152,980
Series B 5.00% 11/15/37	2,000,000	2,269,360
E-470 Public Highway
Authority
Series C 5.25% 9/1/25	310,000	338,052
		6,868,644
Water & Sewer Revenue Bonds – 0.72%
Castle Rock, Colorado Water
& Sewer Enterprise
Revenue
4.00% 12/1/34	250,000	266,357
Dominion Water & Sanitation
District
6.00% 12/1/46	250,000	259,965
		526,322
Total Municipal Bonds
(cost $96,932,077)		103,205,490

Short-Term Investments – 0.54%
Variable Rate Demand Notes – 0.54%¤
Colorado Educational &
Cultural Facilities Authority
Series D-3 (National Jewish
Federation)
0.75% 12/1/37
(LOC-JPMorgan Chase
Bank N. A.)	100,000	100,000
Denver City & County
Series A1 0.75% 12/1/29	300,000	300,000

Total Short-Term
Investments
(cost $400,000)		400,000
Total Value of
Securities – 141.42%
(cost $97,332,077)		103,605,490
Liquidation Value of
Preferred
Stock – (40.95%)		(30,000,000)
Liabilities Net of
Receivables and Other
Assets – (0.47%)		(347,373)
Net Assets Applicable to
4,837,100 Shares
Outstanding – 100.00%		$73,258,117
____________________

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2017, the aggregate value of Rule 144A securities was $4,659,274, which represents 6.36% of the Fund’s net assets.

¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of June 30, 2017.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.

Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
LOC – Letter of Credit
N.A. – National Association
SGI – Insured by Syncora Guarantee Inc.

See accompanying notes.

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Notes
Delaware Investments® Colorado Municipal Income Fund, Inc.
June 30, 2017 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Delaware Investments Colorado Municipal Income Fund, Inc. (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Directors (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

At June 30, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2017, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of Investments	$97,332,077
Aggregate unrealized appreciation of investments	$6,356,213
Aggregate unrealized depreciation of investments	(82,800)
Net unrealized appreciation of investments	$6,273,413

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

NQ-OV2 [6/17] 8/17 (239973) 5

Notes
June 30, 2017 (Unaudited)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2017:

Securities	Level 2
Assets:
Municipal Bonds	$103,205,490
Short-Term Investments	400,000
Total Value of Securities	$103,605,490

During the period ended June 30, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Recent Accounting Pronouncements

On Oct. 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the “Schedule of investments” and accompanying notes.

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2017 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

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Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: